ACQUISITIONS AND DIVESTITURES AQUISITION AND DIVESTITURES (TABLE 2) (Details) - Randgold [Member] $ in Millions	Jan. 01, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 7,909
Cash and cash equivalents recognised as of acquisition date	751
Current assets recognised as of acquisition date	323
Property, plant and equipment recognised as of acquisition date	3,903
Non-current assets recognised as of acquisition date	230
Goodwill recognised as of acquisition date	1,661
Total assets acquired	10,047
Current liabilities recognised as of acquisition date	474
Deferred tax liabilities recognised as of acquisition date	693
Borrowings recognised as of acquisition date	31
Total liabilities acquired	1,253
Non-controlling interest in acquiree recognised at acquisition date	885
Identifiable assets acquired (liabilities assumed)	7,909
Equity investments [member]
Disclosure of detailed information about business combination [line items]
Non-current assets recognised as of acquisition date	3,179
Other provisions [member]
Disclosure of detailed information about business combination [line items]
Non-current liabilities recognised as of acquisition date	55
Equity shares [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	7,903
Restricted shares [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 6